Entity Wide Information and Disagregated Revenues (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Wide Information and Disagregated Revenues (Details) - Schedule of Property and Equipment, Net [Line Items]
Property and equipment, net	$ 66	$ 80	$ 103
Israel [Member]
Entity Wide Information and Disagregated Revenues (Details) - Schedule of Property and Equipment, Net [Line Items]
Property and equipment, net		75	101
North America [Member]
Entity Wide Information and Disagregated Revenues (Details) - Schedule of Property and Equipment, Net [Line Items]
Property and equipment, net		$ 5	$ 2